Restatement of Previously Filed Balance Sheet (Tables)	3 Months Ended
Jan. 12, 2021
Accounting Changes and Error Corrections [Abstract]
Summary of Restatement to the Balance Sheet
The following table contains financial information as of January 12, 2021 that has been updated to reflect the restatement. The financial information that has been previously filed or otherwise reported as of January 12, 2021 is superseded by the information in this exhibit to the Company’s
8-K/A,
and the balance sheet and related financial information as of January 12, 2021 contained in such previously filed report should no longer be relied upon:

As of January 12, 2021	As Previously Reported	Adjustment	As Restated
Total assets	$605,776,800	$—	$605,776,800
Total current liabilities	822,089	—	822,089
Deferred underwriting commissions	21,131,250	—	21,131,250
Derivative warrant liabilities	—	184,472,850	184,472,850
Total liabilities	21,953,339	184,472,850	206,426,189
Class A ordinary shares subject to possible redemption	578,823,460	24,926,540	603,750,000
Preference shares	—	—	—
Class A ordinary shares	249	(249)	—
Class B ordinary shares	1,509	—	1,509
Additional paid-in capital	5,101,749	(5,101,749)	—
Accumulated deficit	(103,506)	(204,297,392)	(204,400,898)
Total shareholders’ equity (deficit)	5,000,001	(209,399,390)	(204,399,389)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Equity (Deficit)	$605,776,800	$—	$605,776,800